Cover Page	Jul. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	THE MARCUS CORPORATION
Entity Incorporation, State or Country Code	WI
Entity File Number	1-12604
Entity Tax Identification Number	39-1139844
Entity Address, Address Line One	111 East Kilbourn Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
City Area Code	414
Local Phone Number	905-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	MCS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000062234
Amendment Flag	false